Financial Liability Convertible to Equity (Tables)	6 Months Ended
Dec. 31, 2024
Financial Liability Convertible to Equity [Abstract]
Schedule of Financial Liability Convertible to Equity
Balance, July 1, 2023	$2,700,000
Foreign exchange adjustment	(92,543)
Changes in fair value	592,543
Balance, June 30, 2024	3,200,000
Converted to common shares	(3,200,000)
Balance, December 31, 2024	$-